2. SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Raw materials	$ 518	$ 433
Work in process	21	149
Finished goods	37	2
Inventory reserve	(52)	(64)	0
Total	$ 524	$ 520